MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2010-3

Collection Period						6/01/11-6/30/11
Determination Date						07/11/2011
Distribution Date						07/15/2011

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$517,089,504.61
2	.	Collections allocable to Principal				$17,194,579.79
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$592,659.01
5	.	Pool Balance on the close of the last day of the related Collection Period				$499,302,265.81
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				38,296

7	.	Initial Pool Balance				$650,000,011.40

				Beginning		End
8	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$0.00		$0.00
		b.	Class A-2 Note Balance	$191,133,162.04		$173,812,731.82
		c.	Class A-3 Note Balance	$167,000,000.00		$167,000,000.00
		d.	Class A-4 Note Balance	$108,750,000.00		$108,750,000.00
		e.	Class B Note Balance	$16,900,000.00		$16,900,000.00
		f.	Class C Note Balance	$17,225,000.00		$17,225,000.00
		g.	Class D Note Balance	$8,125,000.00		$8,125,000.00
		h.	Note Balance (sum a - g)	$509,333,162.04		$491,812,731.82

9	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
		b.	Class A-2 Note Pool Factor	0.9471939		0.8604591
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Class D Note Pool Factor	1.0000000		1.0000000
		h.	Note Pool Factor	0.7835895		0.7566350

10	.	Overcollateralization Target Amount				$7,489,533.99
11	.	Current overcollateralization amount (Pool Balance - Note Balance)				$7,489,533.99

12	.	Weighted Average Coupon			%	8.99%
13	.	Weighted Average Original Term			months	65.14
14	.	Weighted Average Remaining Term			months	51.74

Collections

15	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$3,980,072.63
		b.	Liquidation Proceeds allocable to Finance Charge			$8.39
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$3,980,081.02

16	.	Principal:
		a.	Collections allocable to Principal			$17,194,579.79
		b.	Liquidation Proceeds allocable to Principal			$371,280.81
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$17,565,860.60

17	.	Total Finance Charge and Principal Collections (15d + 16d)				$21,545,941.62
18	.	Interest Income from Collection Account				$553.24
19	.	Simple Interest Advances				$0.00
20	.	Available Collections (Ln17 + 18+ 19)				$21,546,494.86

Available Funds

21	.	Available Collections		$21,546,494.86
22	.	Reserve Account Draw Amount		$0.00
23	.	Available Funds		$21,546,494.86

Application of Available Funds

24	.	Servicing Fee
		a.	Monthly Servicing Fee	$430,907.92
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$430,907.92
		d.	Shortfall Amount (a + b - c)	$0.00

25	.	Unreimbursed Servicer Advances		$0.00

26	.	Backup Servicing Fees and Unpaid Transition Expenses
		a.	Monthly Servicing Fee	$3,231.81
		b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
		c.	Other Unpaid Backup Servicing Fees	$0.00
		d.	Amount Paid	$3,231.81
		e.	Shortfall Amount (a + b + c - d)	$0.00

27	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$0.00
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$0.00

		e.	Class A-2 Monthly Interest	$119,583.23
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$119,583.23

		i.	Class A-3 Monthly Interest	$137,775.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$137,775.00

		m.	Class A-4 Monthly Interest	$127,781.25
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$127,781.25

28	.	Priority Principal Distributable Amount		$0.00

29	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$28,166.67
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$28,166.67

30	.	Secondary Principal Distributable Amount		$0.00

31	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$37,177.29
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$37,177.29

32	.	Tertiary Principal Distributable Amount		$1,905,896.23

33	.	Class D Noteholder Interest Amount
		a.	Class D Monthly Interest	$24,239.58
		b.	Additional Note Interest related to Class D Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
		d.	Total Class D Note Interest (sum a-c)	$24,239.58

34	.	Quaternary Principal Distributable Amount		$8,125,000.00

35	.	Required Payment Amount (Ln 24 + Ln 26 +(sum of Ln 27 through Ln 34))		$10,939,758.98

36	.	Reserve Account Deficiency		$0.00

37	.	Regular Principal Distributable Amount	$7,489,533.99

38	.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

39	.	Additional Servicing Fees, if any	$0.00

40	.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$3,980,081.02
		b.	Total Daily Deposits of Principal Collections	$17,565,860.60
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$553.24
		e.	Total Deposits to Collection Account (sum a - d)	$21,546,494.86

42	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$430,907.92
		b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,231.81
		c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$17,995,153.24
		d.	Deposit to Reserve Account	$0.00
		e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,117,201.89
		f.	Total Withdrawals from Collection Account (sum a - e)	$21,546,494.86

Note Payment Account Activity

43	.	Deposits
		a.	Class A-1 Interest Distribution	$0.00
		b.	Class A-2 Interest Distribution	$119,583.23
		c.	Class A-3 Interest Distribution	$137,775.00
		d.	Class A-4 Interest Distribution	$127,781.25
		e.	Class B Interest Distribution	$28,166.67
		f.	Class C Interest Distribution	$37,177.29
		g.	Class D Interest Distribution	$24,239.58

		h.	Class A-1 Principal Distribution	$0.00
		i.	Class A-2 Principal Distribution	$17,520,430.22
		j.	Class A-3 Principal Distribution	$0.00
		k.	Class A-4 Principal Distribution	$0.00
		l.	Class B Principal Distribution	$0.00
		m.	Class C Principal Distribution	$0.00
		n.	Class D Principal Distribution	$0.00
		o.	Total Deposits to Note Payment Account (sum a - n)	$17,995,153.24

44	.	Withdrawals
		a.	Class A-1 Distribution	$0.00
		b.	Class A-2 Distribution	$17,640,013.45
		c.	Class A-3 Distribution	$137,775.00
		d.	Class A-4 Distribution	$127,781.25
		e.	Class B Distribution	$28,166.67
		f.	Class C Distribution	$37,177.29
		g.	Class D Distribution	$24,239.58
		h.	Total Withdrawals from Note Payment Account (sum a - g)	$17,995,153.24

Certificate Payment Account Activity

45	.	Deposits
		a.	Excess Collections	$3,117,201.89
		b.	Reserve Account surplus (Ln 55)	$47.42
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,117,249.31

46	.	Withdrawals
		a.	Certificateholder Distribution	$3,117,249.31
		b.	Total Withdrawals from Certificate Payment Account	$3,117,249.31

Required Reserve Account Amount

47	.	Lesser of: (a or b)
		a.	$1,625,000.00	$1,625,000.00
		b.	Note Balance	$491,812,731.82

48	.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49	.	Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
50	.	Investment Earnings	$47.42
51	.	Reserve Account Draw Amount	$0.00
52	.	Reserve Account Amount (Ln 49+ Ln 50- Ln 51)	$1,625,047.42
53	.	Deposit from Available Funds (Ln 42d)	$0.00
54	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$0.00
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded amounts described in Ln 54 exist		$47.42
56	.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57	.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59	.	Amount to be paid to Servicer from the Collection Account			$430,907.92
60	.	Amount to be paid to Backup Servicer from the Collection Account			$3,231.81
61	.	Amount to be deposited from the Collection Account into the Note Payment Account			$17,995,153.24
62	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$3,117,201.89
63	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$47.42
65	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$17,640,013.45
67	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$137,775.00
68	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$127,781.25
69	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$28,166.67
70	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$37,177.29
71	.	Amount to be paid to Class D Noteholders from the Note Payment Account			$24,239.58
72	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$3,117,249.31

Net Loss and Delinquency Activity

73	.	Net Losses with respect to preceding Collection Period			$221,369.81
74	.	Cumulative Net Losses			$1,497,821.74
75	.	Cumulative Net Loss Percentage			0.2304%

76	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	714	$7,573,920.43
		b.	61 to 90 days past due	181	$1,985,924.83
		c.	91 or more days past due	79	$615,123.10
		d.	Total Past Due (sum a - c)	974	10,174,968.36

Servicer Covenant
77	.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,281,549,000.00
78	.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 11, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President